N-4	Oct. 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Oct. 30, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

A previously communicated change dated October 9, 2025 regarding the Macquarie VIP Asset Strategy Series, is now targeted to become effective on or around December 1, 2025 instead of November 3, 2025. The APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes on or around December 1, 2025:

●	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.

All other references in the prospectus to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.

Pacific Choice Income
Variable Option [Line Items]
Prospectuses Available [Text Block]	The APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes on or around December 1, 2025:
Pacific Choice Income | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series